CONSOLIDATED CASH FLOW STATEMENTS - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Operating activities
Cash generated from operating activities		¥ 10,727	¥ 39,728		¥ 21,174	[1]
Interest received		295	67		131	[1]
Interest paid		(6,646)	(7,014)		(4,255)	[1]
Income tax paid		(1,678)	(1,606)		(1,662)	[1]
Net cash generated from operating activities		2,698	31,175		15,388	[1]
Investing activities
Acquisition of subsidiaries, net of cash acquired			176		6	[1]
Proceeds from disposal of property, plant and equipment and construction in progress		2,848	814		3,550	[1]
Proceeds from disposal of other financial assets			492
Proceeds from disposal of derivative financial instruments		51
Acquisition of other financial assets			(50)		(440)	[1]
Dividends received from associates		91	84		114	[1]
Dividends received from joint ventures		246	177		144	[1]
Dividends received from other investments in equity and other non-current financial assets		20	22		20	[1]
Acquisition of term deposits		(898)	(43)		(264)	[1]
Proceeds from maturity of term deposits		654	264		313	[1]
Acquisition of property, plant and equipment and other assets		(11,061)	(15,622)		(24,033)	[1]
Capital injection into an associates			(500)
Acquisition of an associate			(386)
Net refunds of aircraft lease deposits			145		73	[1]
Net cash used in investing activities		(8,049)	(14,427)		(20,517)	[1]
Financing activities
Dividends paid to equity shareholders of the Company			(613)		(1,009)	[1]
Proceeds from issuance of shares		15,951			10,908	[1]
Proceeds from bank borrowings		71,841	33,985		34,385	[1]
Proceeds from corporate bonds		25,000	7,497		2,000	[1]
Proceeds from ultra-short-term financing bills		48,300	43,489		5,500	[1]
Repayment of bank borrowings		(52,601)	(50,374)		(34,260)	[1]
Repayment of principal under finance lease obligations	[1]				(10,433)
Repayment of ultra-short-term financing bills		(59,800)	(25,000)		(1,500)	[1]
Repayment of corporate bonds		(2,655)	(12,951)		(345)	[1]
Capital element of lease rentals paid		(20,670)	(17,784)
Capital injections by non-controlling interests in subsidiaries		3,802			72	[1]
Payment for purchase of non-controlling interest		(260)
Net refund of aircraft lease deposits		69
Dividends paid to non-controlling interests		(32)	(82)		(98)	[1]
Net cash generated from / (used in) financing activities		28,945	(21,833)		5,220	[1]
Net increase / (decrease) / increase in cash and cash equivalents		23,594	(5,085)		91	[1]
Cash and cash equivalents at January 1		1,849	6,928	[1]	6,826	[1]
Exchange (loss)/gain on cash and cash equivalents		(24)	6		11	[1]
Cash and cash equivalents at December 31		¥ 25,419	¥ 1,849		¥ 6,928	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).